Provisions (including post-retirement benefits) - Undiscounted Close-Down and Environmental Restoration Obligation (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration cash flows		$ 18,775	$ 17,400
Impact of discounting		(4,233)	(4,065)
Non-current provisions		15,930	15,936
Total closure obligation		$ 14,542	$ 13,335
Remaining lives of operations and infrastructure		one to over 50 years
Remaining lives of operations and infrastructure present closure obligation		16 years	17 years
Provisions		$ 18,036	$ 17,665	$ 15,103
Risk free interest rate on provisions	1.50%	1.50%		2.00%
Australia
Disclosure of other provisions [Line Items]
Total closure obligation		$ 7,605	7,076
US
Disclosure of other provisions [Line Items]
Total closure obligation		4,057	3,819
Canada
Disclosure of other provisions [Line Items]
Total closure obligation		1,662	1,482
Rest of World
Disclosure of other provisions [Line Items]
Total closure obligation		1,218	958
Bottom of range
Disclosure of other provisions [Line Items]
Provisions			$ 2,800
Risk free interest rate on provisions			1.00%
Top of range
Disclosure of other provisions [Line Items]
Provisions			$ 1,300
Risk free interest rate on provisions			3.00%
Other employee entitlements
Disclosure of other provisions [Line Items]
Provision for long service leave		272	$ 283
Provision for redundancy and severance payments		60	62
Non-current provisions		77
Provisions		394	419
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Non-current provisions		13,519
Provisions		14,542	13,335
Close down and restoration/ environmental | Bottom of range
Disclosure of other provisions [Line Items]
Provision capitalised to property, plant and equipment			2,500
Provision charged to the income statement			300
Close down and restoration/ environmental | Top of range
Disclosure of other provisions [Line Items]
Provision capitalised to property, plant and equipment			1,200
Provision charged to the income statement			100
Decommissioning, decontamination and demolition
Disclosure of other provisions [Line Items]
Total closure obligation		3,343	3,131
Closure and rehabilitation earthworks
Disclosure of other provisions [Line Items]
Total closure obligation		4,125	4,223
Long-term water management costs
Disclosure of other provisions [Line Items]
Total closure obligation		967	966
Post closure monitoring and maintenance
Disclosure of other provisions [Line Items]
Total closure obligation		1,676	1,318
Indirect costs, owners costs and contingency
Disclosure of other provisions [Line Items]
Total closure obligation		4,431	3,697
Operating sites
Disclosure of other provisions [Line Items]
Total closure obligation		10,727	10,736
Non-operating sites
Disclosure of other provisions [Line Items]
Total closure obligation		3,815	2,599
Due within 1 year
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration cash flows		1,023	776
Between 1 and 3 years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration cash flows		1,652	1,203
Between 3 and 5 years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration cash flows		1,680	1,433
More than 5 years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration cash flows		14,420	13,988
More than 5 years | Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Non-current provisions		1,059	937
Between 1 and 5 years | Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Non-current provisions		645	468
Diavik Diamond Mines (2012) Inc. | Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Provisions relating to insurance recoveries and other financial assets held		$ 410	$ 574